Debt Instruments Issued and Other Financial Liabilities - Summary of Maturities for Subordinated Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total	$ 6,204,856	$ 6,408,356
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Total	1,081,031	1,078,339
Subordinated Bonds [member] | Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Total	10,082
Subordinated Bonds [member] | 2 year [member]
Disclosure of detailed information about borrowings [line items]
Total	21,706	14,526
Subordinated Bonds [member] | 3 year [member]
Disclosure of detailed information about borrowings [line items]
Total	122,290	23,923
Subordinated Bonds [member] | 4 year [member]
Disclosure of detailed information about borrowings [line items]
Total		128,717
Subordinated Bonds [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 926,953	$ 911,173